Investments in Associates and Joint Ventures - Reconciliations of Financial Information of Significant Associates to Carrying Amounts of Investments in Associates in the Consolidated Financial Statements (Parenthetical) (Detail)
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Equity method effective ownership interest	21.36%	21.36%